Income tax expense (Details Narrative) - CAD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Foreign withholding taxes		$ 75,545	$ 159,990
Maximum [Member]
Federal tax rate	35.00%
Minimum [Member]
Federal tax rate	21.00%